Summary of Significant Accounting Policies (Details) - Schedule of Total Revenue by Distribution Channels - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Total Revenue by Distribution Channels [Abstract]
Revenue	$ 6,006,993	$ 847,986	$ 243,759
Total revenue	195,681,315	169,724,346	234,752,580	[1]
Directly-operated physical stores [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Revenue	14,951,952	11,606,180	12,965,904
Online stores and services [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Revenue	10,705,449	20,700,011	122,150,105
Franchise stores and wholesale customers [Member]
Schedule of Total Revenue by Distribution Channels [Abstract]
Revenue	$ 170,023,914	$ 137,418,155	$ 99,636,571

[1]	The financial information presented in this report has been retrospectively adjusted for the acquisition of Tokyo Lifestyle Limited.